Annual Fund Operating Expenses - iShares J.P. Morgan EM High Yield Bond ETF - iShares J.P. Morgan EM High Yield Bond ETF	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.50%

[1]	The amount rounded to 0.00%.